Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ (31,469)	¥ 25,952
Translating foreign operations reserve	(13,874)	7,807
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(14,341)	34,244
Translating foreign operations reserve	(12,376)	(6,714)
HKD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(1,671)	9,468
Translating foreign operations reserve	(6,308)	(4,638)
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(22,556)	(19,297)
Translating foreign operations reserve	(4,083)	13,288
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	7,099	1,537
Translating foreign operations reserve	¥ 8,893	¥ 5,871